Segment information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Current assets	$ 13,843,692		$ 13,843,692		$ 11,085,305
Interest expense (income)			397,939
Total operating expenses	4,181,070	$ 3,311,877	9,895,032	$ 21,988,372
Net (loss) income	(4,015,327)	(1,131,200)	(9,459,251)	(16,579,022)
Biopharmaceutical [Member]
Statement [Line Items]
Current assets	6,860,179		6,860,179		3,897,317
Non-current assets	5,183,110		5,183,110		5,482,157
Current liabilities	3,681,035		3,681,035		4,565,566
Non-current liabilities	0		0		0
Interest expense (income)	(14,107)	(22,545)	(1,998)	(193,848)
Total operating expenses	4,181,008	3,311,874	9,894,725	21,988,188
Net (loss) income	(4,165,026)	(1,951,904)	(9,897,762)	(17,017,562)
Strategic Investment [Member]
Statement [Line Items]
Current assets	6,983,513		6,983,513		7,187,988
Non-current assets	0		0		907,366
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Interest expense (income)	(149,761)	(151,523)	(438,818)	(438,724)
Total operating expenses	62	3	307	184
Net (loss) income	149,699	820,704	438,511	438,540
Total Consolidated [Member]
Statement [Line Items]
Current assets	13,843,692		13,843,692		11,085,305
Non-current assets	5,183,110		5,183,110		6,389,523
Current liabilities	3,681,035		3,681,035		4,565,566
Non-current liabilities	0		0		$ 0
Interest expense (income)	(163,868)	(174,068)	(440,816)	(632,572)
Total operating expenses	4,181,070	3,311,877	9,895,032	21,988,372
Net (loss) income	$ (4,015,327)	$ (1,131,200)	$ (9,459,251)	$ (16,579,022)